VIRTUS REAL ESTATE SECURITIES SERIES
Virtus Real Estate Securities Series
Fund Summary Investment Objective
Capital appreciation and income with approximately equal emphasis.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Virtus Real Estate Securities Series (the “Series”). The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	VIRTUS REAL ESTATE SECURITIES SERIES
Shareholder Fee, Other	none

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)
Annual Fund Operating Expenses		VIRTUS REAL ESTATE SECURITIES SERIES
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		0.21%
Total Annual Series Operating Expenses	[1]	1.21%
[1]	Restated to reflect current expenses.

Example
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
VIRTUS REAL ESTATE SECURITIES SERIES	123	384	665	1,466

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies
The Series offers exposure to the equity real estate investment trust (REITs) market utilizing a Growth at a Reasonable Price style with macroeconomic and fundamental security analysis to identify the most attractive investment candidates. The subadviser believes the value of a REIT extends beyond the value of the underlying real estate and that through fundamental research, it can uncover and exploit inefficiencies in the market.
Under normal circumstances, the Series invests 80% of its assets in publicly-traded REITs and companies that are principally engaged in the real estate industry. The Series concentrates its assets in the real estate industry and is non-diversified under federal securities laws.

Principal Risks
The Series may not achieve its objectives, and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the Series are:
>	Equity REIT Securities Risk. The risk that the value of the Series’ shares will be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, and changes in the value of the underlying real estate and defaults by borrowers.
>	Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Series invests will impact the value of the stocks held by the Series and thus, the value of the Series’ shares over short or extended periods.
>	Industry/Sector Concentration Risk. The risk that the events negatively affecting real estate securities will cause the value of the Series’ shares to decrease, perhaps significantly. Since the Series concentrates its assets in real estate related securities, the Series is more vulnerable to conditions that negatively affect real estate related securities as compared to a fund that does not concentrate holdings in such securities.
>	Market Volatility Risk. The risk that the value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
>	Non-Diversification Risk. The risk that the Series will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that each such security represents a significant portion of the Series’ assets.

Performance
The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index (the S&P 500® Index) and a narrowly based benchmark that reflect the market sectors in which the Series invests (FTSE NAREIT Equity Index). The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.

Calendar Year Annual Total Returns

Best Quarter: 3Q/2009: 33.37%	Worst Quarter: 4Q2/2008: -38.56%	Year to date: (3/31/12): 11.02%

Average Annual Total Returns (for the periods ended 12/31/11)
Average Annual Total Returns	1 Year	5 Years	10 Years
VIRTUS REAL ESTATE SECURITIES SERIES	9.87%	(0.69%)	12.27%
VIRTUS REAL ESTATE SECURITIES SERIES S&P 500 Index (does not reflect fees or expenses)	2.11%	(0.25%)	2.92%
VIRTUS REAL ESTATE SECURITIES SERIES FTSE NAREIT Equity REITs Index (does not reflect fees or expenses)	8.29%	(1.42%)	10.20%

Updated performance information is available at virtus.com or by calling 1-800-367-5877.